Loans Receivable - Components of the net investment in leases (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Loans Receivable
Minimum lease payments receivable	$ 729	$ 1,420
Unearned lease income	(32)	(85)
Total	$ 697	$ 1,335